Goodwill - Allocation of Goodwill to Cash-Generating Units (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 17,044	€ 25,403	€ 25,748
Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,299	4,299	4,310
Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	6,258	8,814	8,991
Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,558	4,819	4,815
Telefónica United Kingdom | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	4,847	4,611
Telefónica Hispam | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,778	2,530	2,785
Telefónica Hispam | Operating segments | Colombia
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	170	195
Telefónica Hispam | Operating segments | Ecuador
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	119	130
Telefónica Hispam | Operating segments | Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	826	856
Telefónica Hispam | Operating segments | Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	642	766
Telefónica Hispam | Operating segments | Argentina
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	557
Telefónica Hispam | Operating segments | Uruguay
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	19	24
Telefónica Hispam | Operating segments | Other T. Hispam
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2	2
Telxius Group | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	2	2
Other companies | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 151	€ 92	€ 234